Financial instruments - valuation - Adjustments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Adjustments
Funding - FVA	£ 244	£ 250
Credit - CVA	386	419
Bid - Offer	165	238
Product and deal specific	238	327
Financial instruments valuation adjustments	1,033	1,234
Designated as at fair value through profit or loss
Product and deal specific
Net gains carried forward	88	59
Net gains deferred	183	151
Net gains recognized in the income statement	£ 154	£ 148